Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year (Detail) (JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	¥ (13,070)
Actuarial loss	14,414
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(124)
Actuarial loss	¥ 1,413